Accrued expenses	12 Months Ended
Jun. 30, 2025
Accrued Expenses
Accrued expenses	19. Accrued expenses
	Consolidated Group
	2025 A$	2024 A$
Accrued expenses	511,170	465,249
Salaries payable	7,760	31,500
	518,930	496,749